Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contingencies

(8) Contingencies

Colstrip

PSE has a 50% ownership interest in Colstrip Units 1 and 2, and a 25% interest in Colstrip Units 3 and 4. On March 6, 2013, the Sierra Club and the Montana Environmental Information Center filed a Clean Air Act citizen suit against all Colstrip owners in the U.S. District Court, District of Montana. Based on a second amended complaint filed in August 2014, plaintiffs’ lawsuit currently alleges violations of permitting requirements under the New Source Review program of the Clean Air Act and the Montana State Implementation Plan arising from seven projects undertaken at Colstrip during 2001-2012. Plaintiffs have since indicated that they do not intend to pursue three of the seven projects, leaving a total of four projects remaining. The lawsuit claims that, for each project, the Colstrip plant should have obtained a permit and installed pollution control equipment at Colstrip. The Plaintiffs’ complaint also seeks civil penalties and other appropriate relief. The case has been bifurcated into separate liability and remedy trials. The liability trial is currently set for March 2016, and a date for the remedy trial has yet to be determined. PSE is litigating the allegations set forth in the complaint, and as such, it is not reasonably possible to estimate the outcome of this matter.

Other Proceedings

The Company is also involved in litigation relating to claims arising out of its operations in the normal course of business. The Company has recorded reserves of $0.4 million and $1.7 million relating to these claims as of September 30, 2015 and December 31, 2014, respectively.

(14) Litigation

Colstrip

PSE has a 50% ownership interest in Colstrip Units 1 and 2, and a 25% interest in Colstrip Units 3 and 4. On March 6, 2013, Sierra Club and Montana Environmental Information Center (MEIC) filed a Clean Air Act citizen suit against all Colstrip owners (including PSE) alleging numerous claims for relief, most of which relate to alleged prevention of significant deterioration (PSD) violations. One claim relates to the alleged failure to update the Title V permit to reflect the major modifications alleged in the first thirty-six claim, another claim alleges that the previous Title V compliance certifications have been incomplete because they did not address the alleged major modifications, and the last claim alleges opacity violations since 2007. The lawsuit was filed in U.S. District of Montana, Billings Division, requesting injunctive relief and civil penalties, including a request that the owners remediate environmental damage and that $100,000 of the civil penalties be used for beneficial mitigation projects. Discovery in the case is ongoing, and it has been bifurcated into separate liability and remedy trials. The liability trial is currently set for November 2015, and a date for the remedy trial has yet to be determined. PSE is litigating the allegations set forth in the notices, and as such, it is not reasonably possible to estimate the outcome of this matter.

Other Proceedings

The Company is also involved in litigation relating to claims arising out of its operations in the normal course of business. The Company has recorded reserves of $1.7 million and $1.4 million relating to these claims as of December 31, 2014 and 2013, respectively.